Note Investment Securities Held-to-maturity (HTM securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 31,785	$ 1,483
Less than 12 months Gross Unrealized Losses	1,711	17
12 months or more Fair Value	32,164	33,334
12 months or more Gross Unrealized Losses	22,186	21,606
Total Fair Value	63,949	34,817
Total Gross Unrealized Losses	23,897	21,623
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	31,294	0
Less than 12 months Gross Unrealized Losses	1,702	0
12 months or more Fair Value	30,947	33,334
12 months or more Gross Unrealized Losses	22,153	21,606
Total Fair Value	62,241	33,334
Total Gross Unrealized Losses	23,855	21,606
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	491	1,483
Less than 12 months Gross Unrealized Losses	9	17
12 months or more Fair Value	1,217	0
12 months or more Gross Unrealized Losses	33	0
Total Fair Value	1,708	1,483
Total Gross Unrealized Losses	$ 42	$ 17